Background and Basis of Presentation	12 Months Ended
Mar. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Background and Basis of Presentation
Background and Basis of Presentation
Nature of Operations
James Hardie Industries plc (“JHI plc”) manufactures and sells fiber cement building products for interior and exterior building construction applications, primarily in the United States, Canada, Australia, New Zealand, the Philippines and Europe.
Basis of Presentation
The consolidated financial statements represent the financial position, results of operations and cash flows of JHI plc and its wholly-owned subsidiaries and variable interest entity (“VIE”). Unless the context indicates otherwise, JHI plc and its direct and indirect wholly-owned subsidiaries and VIE (as of the time relevant to the applicable reference) are collectively referred to as “James Hardie”, the “James Hardie Group” or the “Company”. The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The US dollar is used as the reporting currency.